CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 56,762	$ 275,772
Restricted cash	162	138
Short-term investments	96,857	0
Other accounts receivable and prepaid expenses	11,894	12,162
Total current assets	165,675	288,072
NON-CURRENT ASSETS:
Non-current restricted cash	3,001	1,005
Other accounts receivable	3,337	1,184
Operating lease right-of-use asset	26,061
Property and equipment, net	16,939	2,675
Total non-current assets	49,338	4,864
TOTAL ASSETS	215,013	292,936
CURRENT LIABILITIES:
Trade payables	6,172	4,538
Other accounts payable and accrued expenses	11,118	16,018
Operating lease liability	2,748
Total current liabilities	20,038	20,556
NON-CURRENT LIABILITIES:
Deferred revenues	943	943
Warrants liability	0	21,034
Operating lease liability	18,623
Total non-current liabilities	19,566	21,977
TOTAL LIABILITIES	39,604	42,533
Commitments and Contingencies (Note 9)
SHAREHOLDERS’ EQUITY:
Ordinary and preferred shares	0	0
Additional paid-in capital	897,337	864,911
Accumulated deficit	(721,928)	(614,508)
Total shareholders’ equity	175,409	250,403
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 215,013	$ 292,936